Janus Henderson Absolute Return Income Opportunities Fund Investment Objectives and Goals - Class A C S I N R T Shares [Member] - Janus Henderson Absolute Return Income Opportunities Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Absolute Return Income Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Janus Henderson Absolute Return Income Opportunities Fund seeks to maximize total return, consistent with preservation of capital.